Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Non-CEO NEOs(3)	Average Compensation Actually Paid to Non-CEO NEOs(2)(3)	Value of Initial Fixed $100 Investment (4) based on:		Net Income ($ in 000’s)	Adjusted Operating Margin(6)
Year					Total Shareholder Return	Peer Group Total Shareholder Return(5)
2022	$10,529,870	$9,724,702	$3,425,442	$3,231,790	$125	$101	$940,524	35.3%
2021	10,233,276	13,016,105	3,328,925	4,066,077	144.14	126.45	844,245	34.3%
2020	5,432,670	7,581,756	1,891,881	2,370,415	123.02	104.41	506,421	27.9%

Company Selected Measure Name	adjusted operating margin
Named Executive Officers, Footnote [Text Block]	Amounts reported are the total compensation reported for Robert C. Biesterfeld Jr. in the Summary Compensation Table. Robert C. Biesterfeld Jr. served as our CEO for each of the years presented.
PEO Total Compensation Amount	$ 10,529,870	$ 10,233,276	$ 5,432,670
PEO Actually Paid Compensation Amount	$ 9,724,702	13,016,105	7,581,756
Adjustment To PEO Compensation, Footnote [Text Block]	Amounts reported represent the amount of “Compensation Actually Paid”, as computed in accordance with SEC rules. Our CEO does not participate in a pension plan; therefore, we did not report a change in pension value for any of the years reflected in this table, and a deduction from the Summary Compensation Table total related to pension value is not needed. Compensation Actually Paid to CEO reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	2022	2021	2020
Compensation Reported in Summary Compensation Table	$10,529,870	$10,233,276	$5,432,670
Less: Value of awards reported in Summary Compensation Table	(6,477,576)	(5,924,530)	(4,074,949)
Plus: Year-end value of awards granted during the period that are unvested and outstanding	4,962,627	5,494,531	4,737,018
Plus: Year-end value of awards granted during the period that vested in the period	2,220,560	1,840,763	521,649
Plus: Increase (decrease) in fair value of equity awards that were granted during a prior period that vested	(597,907)	780,905	158,698
Plus: Increase (decrease) in fair value of equity awards that were granted during a prior period that remain unvested and outstanding	(912,872)	591,160	985,472
Less: Prior year fair value of awards that were granted during a prior period that failed to vest	—	—	(178,802)
Total Adjustments	(805,168)	2,782,829	2,149,086
Compensation Actually Paid	$9,724,702	$13,016,105	$7,581,756

Non-PEO NEO Average Total Compensation Amount	$ 3,425,442	3,328,925	1,891,881
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,231,790	4,066,077	2,370,415
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Amounts reported are the total compensation reported for Michael P. Zechmeister, Arun D. Rajan, Mac S. Pinkerton, and Michael J. Short for 2022 and 2021. Amounts reported are the total compensation reported for Michael P. Zechmeister, Christopher J. O’Brien, Mac S. Pinkerton, and Michael J. Short for 2020. Average Compensation Actually Paid to Non-CEO NEOs reflects the following adjustments from Average Total Compensation reported in the Summary Compensation Table:

	2022	2021	2020
Compensation Reported in Summary Compensation Table	$3,425,442	$3,328,925	$1,891,881
Less: Value of awards reported in Summary Compensation Table	(1,678,375)	(2,003,480)	(1,039,562)
Plus: Year-end value of awards granted during the period that are unvested and outstanding	1,287,775	1,717,221	1,211,225
Plus: Year-end value of awards granted during the period that vested in the period	569,859	731,361	130,315
Plus: Increase (decrease) in fair value of equity awards that were granted during a prior period that vested	(150,241)	183,273	54,967
Plus: Increase (decrease) in fair value of equity awards that were granted during a prior period that remain unvested and outstanding	(222,670)	108,777	225,452
Less: Prior year fair value of awards that were granted during a prior period that failed to vest	—	—	(103,863)
Total Adjustments	(193,652)	737,152	478,534
Compensation Actually Paid	$3,231,790	$4,066,077	$2,370,415

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	(1)Total shareholder return in the above chart, reflects the cumulative return of $100 as if invested on December 31, 2019, including reinvestment of any dividends.
Compensation Actually Paid vs. Net Income [Text Block]	Company Actually Paid versus Total Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Company Actually Paid versus Adjusted Operating Margin %
Total Shareholder Return Vs Peer Group [Text Block]	Total shareholder return as calculated based on a fixed investment of one hundred dollars measured from the market close on December 31, 2019 (the last trading day of 2019) through and including the end of the fiscal year for each year reported in the table.Our peer group used for the TSR calculation is the NASDAQ Transportation Index, which is the industry index used to show our performance in our Form 10-K.
Tabular List [Table Text Block]
The following table lists the most important financial performance measures we used to link Compensation Actually Paid to the NEOs for fiscal 2022 to our performance:
Financial Performance Measures

Adjusted Pre-tax Income (APTI)(1)
Diluted Earnings Per Share
Adjusted Gross Profit(2)
Adjusted Operating Margin(2)
(1)Adjusted pre-tax income is a non-GAAP financial measure. Refer to page 54 for further discussion of APTI including a reconciliation to Income before provision for income taxes.
(2)Additional information about adjusted gross profit and adjusted operating margin, including a reconciliation to gross profit and operating margin, is available in our annual report on Form 10-K for the year ended December 31, 2022.

Total Shareholder Return Amount	$ 125	144.14	123.02
Peer Group Total Shareholder Return Amount	101	126.45	104.41
Net Income (Loss)	$ 940,524	$ 844,245	$ 506,421
Company Selected Measure Amount	0.353	0.343	0.279
PEO Name	Robert C. Biesterfeld Jr.	Robert C. Biesterfeld Jr.	Robert C. Biesterfeld Jr.
Additional 402(v) Disclosure [Text Block]	Adjusted pre-tax income is a non-GAAP financial measure. Refer to page 54 for further discussion of APTI including a reconciliation to Income before provision for income taxes. (2)Additional information about adjusted gross profit and adjusted operating margin, including a reconciliation to gross profit and operating margin, is available in our annual report on Form 10-K for the year ended December 31, 2022.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]	Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link Compensation Actually Paid to our NEOs for fiscal 2022 to our company’s performance, is adjusted operating margin.
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (805,168)	$ 2,782,829	$ 2,149,086
PEO [Member] | Value Of Awards, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,477,576)	(5,924,530)	(4,074,949)
PEO [Member] | Stock Awards Unvested, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,962,627	5,494,531	4,737,018
PEO [Member] | Stock Awards Vested, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,220,560	1,840,763	521,649
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(597,907)	780,905	158,698
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(912,872)	591,160	985,472
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(178,802)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (193,652)	737,152	478,534
Non-PEO NEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Pre-tax Income (APTI)(1)
Non-PEO NEO [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Diluted Earnings Per Share
Non-PEO NEO [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Gross Profit(2)
Non-PEO NEO [Member] | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Margin(2)
Non-PEO NEO [Member] | Value Of Awards, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,678,375)	(2,003,480)	(1,039,562)
Non-PEO NEO [Member] | Stock Awards Unvested, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,287,775	1,717,221	1,211,225
Non-PEO NEO [Member] | Stock Awards Vested, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	569,859	731,361	130,315
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(150,241)	183,273	54,967
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(222,670)	108,777	225,452
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ (103,863)